Revenue from contracts with customers - Receivables, Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract assets:
Trade account receivable	$ 740	$ 421
Unbilled receivables, which are included in 'Prepaid expenses and other current assets'	252	17
Total contract assets	992	438
Contract liabilities:
Deferred revenue, current	1,989	2,665
Deferred revenue, noncurrent	0	54
Customer deposit, which are included in 'Accrued expenses and other current liabilities'	21	21
Total contract liabilities	$ 2,010	2,740
DWave System [Member]
Contract assets:
Trade account receivable		421	$ 590
Unbilled receivables, which are included in 'Prepaid expenses and other current assets'		17	10
Total contract assets		438	600
Contract liabilities:
Deferred revenue, current		2,665	4,713
Deferred revenue, noncurrent		54	0
Customer deposit, which are included in 'Accrued expenses and other current liabilities'		21	0
Total contract liabilities		$ 2,740	$ 4,713